Investment Strategy	Nov. 07, 2025
T-REX 2X Long XRP Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis. Swap agreements are entered into primarily with major financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund may also seek to achieve its investment objective by purchasing call options on a Reference ETF or by investing directly in a Reference ETF. The Fund will not invest directly in spot XRP. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in a Reference ETF is typically less efficient than the use of swap agreements because direct investments in the ETFs shares may not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an agreed upon Reference ETF (or the Reference Asset) that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying asset (i.e. the Reference ETF) if it chooses to exercise a call option and either hold or sell the security in the secondary markets. Certain options such as FLEX options are not available as of the date of this Prospectus and may not be available in the near future.

The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Asset is assigned). As of the date of this prospectus, the Reference Asset is assigned to the crypto asset industry. Although XRP and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Asset. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Asset is consistent with the Fund’s investment objective. The impact of the Reference Asset’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Asset has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Asset has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Asset moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The T-REX 2X Long XRP Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the T-REX 2X Long XRP Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the T-REX 2X Long XRP Subsidiary is intended to provide the Fund with exposure to XRP returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-REX 2X Long XRP Subsidiary. The T-REX 2X Long XRP Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in the Reference Asset. The Fund will aggregate its investments with the T-REX 2X Long XRP Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-REX 2X Long XRP Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-REX 2X Long XRP Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-REX 2X Long XRP Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-REX 2X Long XRP Subsidiary.

The Fund (and the T-REX 2X Long XRP Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-REX 2X Long XRP Subsidiary’s investments in XRP.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information about the Reference ETFs

The purpose of each of the Reference ETFs is to gain exposure to XRP. The assets of each Reference ETF consist primarily of XRP held by their custodian on behalf of the Reference ETF or derivatives on XRP or another reference asset providing exposure to XRP. Generally, a Reference ETF issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETF (“Authorized Participants”). Authorized Participants purchase and redeem shares of a Reference ETF in cash.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the particular Reference ETF are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of XRP is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of XRP decreases before such Authorized Participant is able again to redeem shares of the Reference ETF, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares had the redemption taken place when such Authorized Participant originally intended it to occur. Individual shares will not be redeemed by the particular Reference ETF, however, each Reference ETF will be listed and traded on an exchange.

Authorized Participants may offer shares of the Reference ETF to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETF’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETF during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETFs shares. The value of shares of a Reference ETF may not directly correspond to the price of XRP and is highly volatile. The price of a Reference ETF may go down even if the price of the underlying asset, XRP, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETF is a passive investment vehicle that does not seek to generate returns beyond tracking the price of XRP. This means the sponsor does not speculatively sell XRP at times when its price is high or speculatively acquire XRP at low prices in the expectation of future price increases. Certain of the Reference ETFs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETF’s custodian will keep custody of all of the Reference ETF’s XRP, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETF’s custodian will keep all of the private keys associated with such Reference ETF’s XRP held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETF’s XRPs are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETF’s net asset value means the total assets of the Reference ETF including, but not limited to, all XRP and cash, less total liabilities of the Reference ETF. The sponsor of each Reference ETF has the exclusive authority to determine that Reference ETF’s net asset value. The Reference ETF determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETF values the XRP it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETF also determines the net asset value per share. In determining a Reference ETF’s net asset value, the trustee or an administrator values the XRP held by the Reference ETF based on an Index price. The methodology used to calculate an Index price to value XRP in determining the net asset value of a Reference ETF may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETFs have a limited operating history. Each Reference ETF is subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETFs are subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). Each of these Reference ETFs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETF is an emerging growth company, such Reference ETF may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in the Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETF. The SECs EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of XRP over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while XRP’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of XRP would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of XRP would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

Information about XRP

XRP is the native cryptocurrency of the XRP Ledger, a decentralized, open-source blockchain designed for fast, low-cost international payments and asset transfers. It was launched in 2012 by Ripple Labs Inc., a fintech company focused on improving cross-border payments and financial infrastructure. Unlike many cryptocurrencies that rely on proof-of-work or proof-of-stake mechanisms, the XRP Ledger uses a unique consensus protocol involving a network of trusted validators to confirm transactions in seconds with minimal energy consumption.

The development of XRP and the XRP Ledger was initially led by Ripple Labs, which continues to contribute significantly to the technology and ecosystem. However, the ledger itself is open-source and maintained by an independent community of developers and network validators. Governance is semi-decentralized: while Ripple remains influential in the ecosystem, it does not control the ledger or transaction validation. The validator nodes are operated by a mix of universities, financial institutions, and independent entities around the world, helping maintain the integrity and decentralization of the network.

XRP is widely traded on numerous major centralized cryptocurrency exchanges (CEX), including Binance, Kraken, Bitstamp, and others, although its availability may vary depending on regulatory environments in different countries. It can be purchased using fiat currencies or other cryptocurrencies and stored in wallets that support XRP, such as Xumm, Ledger hardware wallets, or other third-party software wallets.

XRP is primarily used to facilitate fast and cost-effective cross-border payments, often serving as a bridge currency in international transactions. It is also used for liquidity provisioning in Ripple’s On-Demand Liquidity (ODL) service, which allows financial institutions to convert one fiat currency to another instantly using XRP as an intermediary. Due to its speed, scalability, and institutional focus, XRP has become one of the most prominent cryptocurrencies in the global payment and remittance space.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis.
T-REX 2X Long SOL Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis. Swap agreements are entered into primarily with major financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund may also seek to achieve its investment objective by purchasing call options on a Reference ETF or by investing directly in a Reference ETF. The Fund will not invest directly in spot SOL. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in Reference ETFs based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in a Reference ETF is typically less efficient than the use of swap agreements because direct investments in the ETFs shares may not provide leveraged returns, This and may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an agreed upon Reference ETF (or the Reference Asset) that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying asset (i.e. the Reference ETF) if it chooses to exercise a call option and either hold or sell the security in the secondary markets. Certain options such as FLEX options are not available as of the date of this Prospectus and may not be available in the near future.

The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Asset is assigned). As of the date of this prospectus, the Reference Asset is assigned to the crypto asset industry. Although SOL and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Asset. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Asset is consistent with the Fund’s investment objective. The impact of the Reference Asset’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Asset has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Asset has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Asset moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The T-REX 2X Long SOL Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the T-REX 2X Long SOL Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the T-REX 2X Long SOL Subsidiary is intended to provide the Fund with exposure to SOL returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-REX 2X Long SOL Subsidiary. The T-REX 2X Long SOL Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in the Reference Asset. The Fund will aggregate its investments with the T-REX 2X Long SOL Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-REX 2X Long SOL Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-REX 2X Long SOL Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-REX 2X Long SOL Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-REX 2X Long SOL Subsidiary.

The Fund (and the T-REX 2X Long SOL Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-REX 2X Long SOL Subsidiary’s investments in SOL.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information about the Reference ETFs

The purpose of each of the Reference ETFs is to gain exposure to SOL. The assets of each Reference ETF consist primarily of SOL held by their custodian on behalf of the Reference ETF or derivatives on SOL or another reference asset providing exposure to SOL. Generally, a Reference ETF issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETF (“Authorized Participants”). Authorized Participants purchase and redeem shares of a Reference ETF in cash.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the Reference ETF are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of SOL is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of SOL decreases before such Authorized Participant is able to redeem shares of the Reference ETF, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur. Individual shares will not be redeemed by the particular Reference ETF, however, each Reference ETF will be listed and traded on an exchange.

Authorized Participants may offer shares of the Reference ETF to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETF’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETF during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETFs shares. The value of shares of a Reference ETF may not directly correspond to the price of SOL and is highly volatile. The price of a Reference ETF may go down even if the price of the underlying asset, SOL, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETF is a passive investment vehicle that does not seek to generate returns beyond tracking the price of SOL. This means the sponsor does not speculatively sell SOL at times when its price is high or speculatively acquire SOL at low prices in the expectation of future price increases. Certain of the Reference ETFs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETF’s custodian will keep custody of all of the Reference ETF’s SOL, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETF’s custodian will keep all of the private keys associated with such Reference ETF’s SOL held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETF’s SOL is generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETF’s net asset value means the total assets of the Reference ETF including, but not limited to, all SOL and cash, less total liabilities of the Reference ETF. The sponsor of each Reference ETF has the exclusive authority to determine that Reference ETF’s net asset value. The Reference ETF determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETF values the SOL it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETF also determines the net asset value per share. In determining a Reference ETF’s net asset value, the trustee or an administrator values the SOL held by the Reference ETF based on an Index price. The methodology used to calculate an Index price to value SOL in determining the net asset value of a Reference ETF may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETFs have a limited operating history. Each Reference ETF is subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETFs are subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). Each of these Reference ETFs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETF is an emerging growth company, such Reference ETF may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in the Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETF. The SECs EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of SOL over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while SOL’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of SOL would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of SOL would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

The Solana Network and SOL

SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer Solana Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana Network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana Network allows people to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Solana Network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana Network. Smart contract operations are executed on the Solana Blockchain in exchange for payment of SOL. Like the Ethereum network, the Solana Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Solana Protocol introduced the Proof-of-History (“PoH”) timestamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations.

In addition to the PoH mechanism described above, the Solana Network uses a delegated proof-of-stake consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked.

The Solana Protocol was first conceived by Anatoly Yakovenko in a 2017 whitepaper. Development of the Solana Network is overseen by the Solana Foundation, a Swiss non-profit organization, and Solana Labs, Inc. (the “Company”), a Delaware corporation, which administered the original network launch and token distribution.

Although the Company and the Solana Foundation continue to exert significant influence over the direction of the development of SOL, the Solana Network is decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of SOL.

As of early 2025, approximately 490 million SOL tokens are in circulation, with a total supply of around 594 million SOL. SOL has no fixed maximum supply, meaning it operates on an inflationary model. Initially, the network launched with 500 million tokens, but this total has increased over time due to inflation mechanisms and staking rewards. The inflation rate started at 8% annually. It decreases by 15% each year until it stabilizes at a long-term rate of 1.5% per year. This inflationary design ensures that new tokens are continuously issued, primarily as rewards for validators and stakers, while some tokens are burned through transaction fees to offset supply growth.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis.